Segmented Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Segmented Information [Abstract]
Schedule of Information About the Assets and Liabilities

Set out below is information about the assets and liabilities as at June 30, 2025 and December 31, 2024 and profit or loss from each segment for the six months ended June 30, 2025 and 2024:

	As at June 30, 2025
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$20,085	$-	$6,194,944	$6,215,029
Reportable segment liabilities	161,977	-	2,751,851	2,913,828

	As at December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$17,785	$1,052,080	$6,844,218	$7,914,083
Reportable segment liabilities	133,163	1,026,211	2,478,171	3,637,545

	For the six months ended June 30, 2025
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$-	$-	$-	$-
Intersegment revenues	-	-	-	-
Other income (expense)	-	5,781	60,315	66,096
Finance income	-	-	38,116	38,116
Finance expense	-	-	(17,749)	(17,749)
Depreciation & amortization	-	926	83,862	84,788
Discontinued operations	-	10,911,606	(10,322,314)	589,292
Reportable segment income (loss)	(10,737)	-	(804,264)	(815,001)

	For the six months ended June 30, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$-	$-	$-	$-
Intersegment revenues	-	-	-	-
Other income (expense)	(1,719,375)	-	1,664,027	(55,348)
Finance income	-	-	-	-
Finance expense	-	-	(62,192)	(62,192)
Depreciation & amortization	-	-	102,051	102,051
Discontinued operations	(461,405)	55,823	-	(405,582)
Reportable segment income (loss)	(683,722)	55,823	(2,054,991)	(2,682,890)

Set out below is information about the assets and liabilities as at December 31, 2024 and 2023 and profit or loss from each segment for the years ended December 31, 2024 and 2023:

	As at December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$17,785	$1,052,080	$6,844,218	$7,914,083
Reportable segment liabilities	133,163	1,026,211	2,478,171	3,637,545

	As at December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Reportable segment assets	$7,421,320	$831,714	$586,959	$8,839,993
Reportable segment liabilities	5,949,793	1,314,705	5,404,387	12,668,885

	For the year ended December 31, 2024
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$-	$836,664	$-	$836,664
Intersegment revenues	-	-	-	-
Other income (expense)	(879,154)	411,198	1,675,644	1,207,688
Finance income	-	3,539	2,953	6,492
Finance expense	-	(19,024)	(81,083)	(100,107)
Depreciation & amortization	-	3,783	137,271	141,054
Discontinued operations	(827,620)	-	-	(827,620)
Reportable segment income (loss)	(206,397)	43,414	(3,933,046)	(4,096,029)

	For the year ended December 31, 2023
Financial statement line item:	Cultivation	Distribution	Corporate	Total
Revenues from external customers	$-	$423,683	$-	$423,683
Intersegment revenues	-	-	-	-
Other income (expense)	(990,870)	117,785	940,863	67,778
Finance income	-	39	-	39
Finance expense	-	(14,638)	(106,758)	(121,396)
Depreciation & amortization	-	3,759	205,424	209,183
Discontinued operations	(28,562,693)	-	-	(28,562,693)
Reportable segment loss	(29,566,625)	(355,688)	(2,352,757)	(32,275,070)

Schedule of Segment’s Revenues, Profit or Loss, Assets and Liabilities

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the six months ended June 30, 2025 and 2024, and assets and liabilities as at June 30, 2025 and December 31, 2024:

For the six months ended June 30, 2025
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$-	$-	$-	$-
Elimination of inter segment revenue	-	-	-	-
Total revenue	$-	$-	$-	$-

For the six months ended June 30, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$-	$-	$-	$-
Elimination of inter segment revenue	-	-	-	-
Total revenue	$-	$-	$-	$-
	For the six months ended June 30, 2025
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(10,737)	$(10,911,606)	$9,518,050	$(1,404,293)
Total loss on discontinued operations	-	10,911,606	(10,322,314)	589,292
Elimination of inter segment profit or loss	-	-	-	-
Loss before income tax expense	$(10,737)	$-	$(804,264)	$(815,001)

	For the six months ended June 30, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(222,317)	$-	$(2,054,991)	$(2,277,308)
Total loss on discontinued operations	(461,405)	55,823	-	(405,582)
Elimination of inter segment profit or loss	-	-	-	-
Loss before income tax expense	$(683,722)	$55,823	$(2,054,991)	$(2,682,890)

	As at June 30, 2025
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$20,085	$-	$42,267,930	$42,288,015
Elimination of inter segment assets	-	-	(36,072,986)	(36,072,986)
Segments’ assets	$20,085	$-	$6,194,944	$6,215,029

	As at December 31, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$17,785	$1,052,080	$52,703,643	$53,773,508
Elimination of inter segment assets	-	-	(45,859,425)	(45,859,425)
Segments’ assets	$17,785	$1,052,080	$6,844,218	$7,914,083

	As at June 30, 2025
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$1,072,681	$-	$27,243,899	$28,316,580
Elimination of inter segment liabilities	(910,704)	-	(24,492,048)	(25,402,752)
Entity’s liabilities	$161,977	$-	$2,751,851	$2,913,828

	As at December 31, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$133,163	$1,026,211	$2,478,171	$3,637,545

Set out below are reconciliations of each reportable segment’s revenues, profit or loss for the years ended December 31, 2024 and 2023, and assets and liabilities as at December 31, 2024 and 2023:

	For the year ended December 31, 2024
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$-	$836,664	$-	$836,664
Elimination of inter segment revenue	-	-	-	-
Total revenue	$-	$836,664	$-	$836,664

	For the year ended December 31, 2023
Revenues	Cultivation	Distribution	Corporate	Total
Total revenues	$-	$423,683	$-	$423,683
Elimination of inter segment revenue	-	-	-	-
Total revenue	$-	$423,683	$-	$423,683

	For the year ended December 31, 2024
Loss	Cultivation	Distribution	Corporate	Total
Total profit or loss for reportable segments	$621,223	$43,414	$(3,933,046)	$(3,268,409)
Total loss on discontinued operations	(827,620)	-	-	(827,620)
Elimination of inter segment profit or loss	-	-	-	-
Income (loss) before income tax expense	$(206,397)	$43,414	$(3,933,046)	$(4,096,029)

	For the year ended December 31, 2023
Loss	Cultivation	Distribution	Corporate	Total
Total loss for reportable segments	$(1,003,932)	$(355,688)	$(2,352,757)	$(3,712,377)
Total loss on discontinued operations	(28,562,693)	-	-	(28,562,693)
Elimination of inter segment profit or loss	-	-	-	-
Loss before income tax expense	$(29,566,625)	$(355,688)	$(2,352,757)	$(32,275,070)

	As at December 31, 2024
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$17,785	$1,052,080	$52,703,643	$53,773,508
Elimination of inter segment assets	-	-	(45,859,425)	(45,859,425)
Segments’ assets	$17,785	$1,052,080	$6,844,218	$7,914,083

	As at December 31, 2023
Assets	Cultivation	Distribution	Corporate	Total
Total assets for reportable segments	$7,421,320	$19,962,714	$13,716,171	$41,100,205
Elimination of inter segment assets	-	(19,131,000)	(13,129,212)	(32,260,212)
Segments’ assets	$7,421,320	$831,714	$586,959	$8,839,993

	As at December 31, 2024
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$883,397	$11,169,051	$25,958,535	$38,010,983
Elimination of inter segment liabilities	(750,234)	(10,142,840)	(23,480,364)	(34,373,438)
Entity’s liabilities	$133,163	$1,026,211	$2,478,171	$3,637,545

	As at December 31, 2023
Liabilities	Cultivation	Distribution	Corporate	Total
Total liabilities for reportable segments	$16,163,821	$31,223,085	$(25,505,597)	$21,881,309
Elimination of inter segment liabilities	(10,214,029)	(29,908,380)	30,909,985	(9,212,424)
Entity’s liabilities	$5,949,792	$1,314,705	$5,404,388	$12,668,885